CAPITAL STOCK TRANSACTIONS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Equity [Abstract]
SCHEDULE OF WARRANT ACTIVITY

	Warrants - Common Share Equivalents	Weighted Average Exercise price	Warrants exercisable - Common Share Equivalents	Weighted Average Exercise price
Outstanding December 31, 2021	218,868	$1.60	218,868	$1.60
Expired	93,868		93,868	1.60
Exercised
Issued	461,806
Outstanding September 30, 2022	586,805	$1.60	125,000	$1.60

	Warrants - Common Share Equivalents	Weighted Average Exercise price	Warrants exercisable - Common Share Equivalents	Weighted Average Exercise price
Outstanding December 31, 2020	237,500	$1.60	237,500	$1.60
Additions	93,868		93,868	1.60
Exercised	112,500		112,500
Outstanding December 31, 2021	218,868	$1.60	218,868	$1.60